Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties
Related Parties

21.	Related Parties:

The Company’s compensation program specifically provides for total compensation for executive officers, which is a combination of base salary, performance-based incentives and benefit programs that reflect aggregated competitive pay considering business achievement, fulfillment of individual objectives and overall job performance. Executive officers participate in the Company’s Omnibus Plan (Note 15(f)).

The compensation of non-employee directors consists of a cash component and an equity component. Directors participate in the Company’s Omnibus Plan (Note 15(f)).

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 36

The following summarizes key management personnel and directors’ compensation for the years ended December 31, 2025 and 2024:

Year ended December 31,	2025	2024

Compensation and benefits	$1,976	$1,203
Repurchase of share-based awards	1,160	-
Share-based compensation	209	152
	$3,345	$1,355

During the second quarter of 2025, the Company paid $1,160 to related parties to surrender vested share-based awards (see Notes 15(e) and (f)).

The following summarizes key management personnel and directors share ownership of the Company as of December 31, 2025, and 2024:

December 31,	2025	2024

Number of Class A Common shares held	6,515,785	6,666,507
Percentage of total Class A Common shares issued	9.00%	12.43%